Stockholders’ Deficit (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Stock by Class
Common stock reserved for future issuance as of December 31, 2024 is as follows:

Common stock warrants (1)	9,421,526
Potential shares from Pre-Paid Advance (1)	5,663,743
Merger earnout consideration shares (1)	2,000,000
Options outstanding under the 2024 Incentive Plan (1)	739,645
Options available under the 2024 Incentive Plan (1)	46,386
Potential shares from Cable Car Loan (1)	250,000
Potential shares from convertible notes (1)	84,400
18,205,700
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(1)Amounts as of December 31, 2024 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
Common stock reserved for future issuance as of September 30, 2025 is as follows:

Common stock warrants	30,269,843
Merger earnout consideration shares	2,000,000
Options outstanding under the 2024 Incentive Plan	1,140,978
Options available under the 2024 Incentive Plan	57,857
Options outstanding under the Inducement Equity Incentive Plan	108,333
Potential shares from convertible notes	88,402
33,665,413